Revenues (Details) - Schedule of major customers - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Customer A [Member]
Revenues (Details) - Schedule of major customers [Line Items]
Revenue			$ 383
Customer B [Member]
Revenues (Details) - Schedule of major customers [Line Items]
Revenue	21	26
Customer C [Member]
Revenues (Details) - Schedule of major customers [Line Items]
Revenue		24
Customer D [Member]
Revenues (Details) - Schedule of major customers [Line Items]
Revenue		$ 9